Note 5 - Vessels, Net - Summary of Vessels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net book value	$ 98,458,447
Vessel depreciation	(7,203,198)	$ (6,605,976)	$ (4,178,886)
- Depreciation for the year	(7,203,198)	(6,605,976)	(4,178,886)
Net book value	176,111,486	98,458,447
Vessels [Member]
Costs	116,331,440	132,863,067
Accumulated depreciation	(17,872,993)	(16,632,734)
Net book value	98,458,447	116,230,333
Vessel depreciation	(7,203,198)	(6,605,976)
- Depreciation for the year	(7,203,198)	(6,605,976)
- Sale of vessels		(17,655,916)
- Sale of vessels		5,365,717
- Sale of vessels		(12,290,199)
- Contingent consideration for the Synergy Vessels acquisition		548,612
- Capitalized expenses	869,138	575,677
Net book value	176,111,486	98,458,447	116,230,333
Costs	201,187,677	116,331,440	132,863,067
Accumulated depreciation	(25,076,191)	$ (17,872,993)	$ (16,632,734)
Jonathan P Vessels [Member]
- Delivery of Vessels	25,771,926
Marcos V, Vessels [Member]
- Delivery of Vessels	$ 58,215,173